Intangible Assets - DAC balance comprises the following gross and accumulated amortisation amounts (Details) - Shareholder-backed - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movements in deferred acquisition costs and intangible assets
Deferred acquisition costs	$ 16,216	$ 14,239
Investment contracts
Movements in deferred acquisition costs and intangible assets
Deferred acquisition costs	34	33	$ 99
Investment contracts | Cost/Gross amount
Movements in deferred acquisition costs and intangible assets
Deferred acquisition costs	39	34
Investment contracts | Accumulated amortisation
Movements in deferred acquisition costs and intangible assets
Deferred acquisition costs	$ (5)	$ (1)